Segment Information	12 Months Ended
Dec. 31, 2014
Segment Information
Segment Information

15. Segment Information

The Partnership had three reportable segments, wireless communication, outdoor advertising, and renewable power generation, as of December 31, 2014 and two reportable segments, wireless communication and outdoor advertising, as of December 31, 2013 and 2012.

The Partnership’s wireless communication segment comprises of leasing real property interests to companies in the wireless communication industry in the U.S. The Partnership’s outdoor advertising segment comprises of leasing real property interests to companies in the outdoor advertising industry in the U.S. The Partnership’s renewable power generation segment comprises of leasing real property interests to companies in the renewable power industry in the U.S. Items that are not included in any of the reportable segments are included in the corporate category.

The reportable segments are strategic business units that offer different products and services. They are commonly managed as both businesses require similar marketing and business strategies. Because our tenant lease arrangements are mostly effectively triple net, we evaluate our segments based on revenue. We believe this measure provides investors relevant and useful information because it is presented on an unlevered basis.

The statements of income for the reportable segments, with Prior-period financial information retroactively adjusted for the Acquired Assets on March 4, 2015, are as follows:

For the year ended December 31, 2014:

			Renewable
	Wireless	Outdoor	Power
	Communication	Advertising	Generation	Corporate	Total
Revenue
Rental revenue	$11,693,862	$1,991,367	$15,258	$—	$13,700,487
Interest income on receivables	709,030	—	—	—	709,030
Total revenue	12,402,892	1,991,367	15,258	—	14,409,517
Expenses
Management fees to affiliate	322,650	39,677	168	—	362,495
Property operating	9,637	15,083	—	—	24,720
General and administrative	38,387	6,525	—	771,886	816,798
Acquisition-related	125,042	15,658	6,450	—	147,150
Amortization	3,306,136	245,007	5,768	—	3,556,911
Impairments	258,834	—	—	—	258,834
Total expenses	4,060,686	321,950	12,386	771,886	5,166,908
Other income and expenses
Interest expense	(40,619)	(10,038)	—	(4,933,397)	(4,984,054)
Loss on early extinguishment of debt	—	—	—	(2,905,259)	(2,905,259)
Realized loss on derivatives	—	—	—	(213,181)	(213,181)
Unrealized loss on derivatives	—	—	—	(552,268)	(552,268)
Total other income and expenses	(40,619)	(10,038)	—	(8,604,105)	(8,654,762)
Net income (loss)	$8,301,587	$1,659,379	$2,872	$(9,375,991)	$587,847

For the year ended December 31, 2013:

	Wireless Communication	Outdoor Advertising	Corporate	Total
Revenue
Rental revenue	$10,175,620	$1,725,756	$—	$11,901,376
Interest income on receivables	742,185	—	—	742,185
Total revenue	10,917,805	1,725,756	—	12,643,561
Expenses
Management fees to affiliate	323,482	47,143	—	370,625
Property operating	6,454	—	—	6,454
General and administrative	106,267	79,114	536,647	722,028
Acquisition-related	294,029	24,571	—	318,600
Amortization	3,039,473	189,904	—	3,229,377
Impairments	1,005,478	—	—	1,005,478
Total expenses	4,775,183	340,732	536,647	5,652,562
Other income and expenses
Interest expense	(54,546)	(11,774)	(3,774,039)	(3,840,359)
Unrealized gain on derivatives	—	—	1,279,176	1,279,176
Total other income and expenses	(54,546)	(11,774)	(2,494,863)	(2,561,183)
Net income (loss)	$6,088,076	$1,373,250	$(3,031,510)	$4,429,816

For the year ended December 31, 2012:

	Wireless Communication	Outdoor Advertising	Corporate	Total
Revenue
Rental revenue	$5,812,730	$615,284	$—	$6,428,014
Interest income on receivables	356,348	—	—	356,348
Total revenue	6,169,078	615,284	—	6,784,362
Expenses
Management fees to affiliate	190,814	18,277	—	209,091
Property operating	26,267	—	—	26,267
General and administrative	1,036	—	190,257	191,293
Acquisition-related	633,799	93,359	—	727,158
Amortization	1,377,493	58,362	—	1,435,855
Impairments	183,271	—	—	183,271
Total expenses	2,412,680	169,998	190,257	2,772,935
Other income and expenses
Interest expense	(12,024)	(1,796)	(1,462,387)	(1,476,207)
Unrealized loss on derivatives	—	—	(1,016,716)	(1,016,716)
Total other income and expenses	(12,024)	(1,796)	(2,479,103)	(2,492,923)
Net income (loss)	$3,744,374	$443,490	$(2,669,360)	$1,518,504

The Partnership’s total assets by segment were:

	December 31,
	2014	2013
Segments
Wireless communication	$167,396,475	$159,468,560
Outdoor advertising	30,600,204	22,121,930
Renewable Power Generation	391,291	–
Corporate assets	1,865,089	5,382,368
Total Assets	$200,253,059	$186,972,858